CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Class A Preferred stock	Class B Common Stock	Class A Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2024	$ 0	$ 2	$ 1	$ 5,153	$ (5,743)	$ (587)
Balance (in Shares) at Dec. 31, 2024		4,141,000	2,000,000
Stock-based compensation	0	$ 0	$ 0	120	0	120
Stock issued for service				9		9
Stock issued for service (in Shares)		0
Net loss	0	$ 0	0	0	(591)	(591)
Balance at Mar. 31, 2025	$ 0	$ 2	$ 1	5,282	(6,334)	(1,049)
Balance (in Shares) at Mar. 31, 2025	0	4,141,000	2,000,000
Balance at Dec. 31, 2025	$ 0	$ 0	$ 0	40,387	(13,786)	26,601
Balance (in Shares) at Dec. 31, 2025	1,684,000	4,306,000	1,861,667
Stock-based compensation	$ 0	$ 0	$ 0	141	0	141
Net loss	0	0	0	0	(4,779)	(4,779)
Balance at Mar. 31, 2026	$ 0	$ 0	$ 0	$ 40,528	$ (18,565)	$ 21,963
Balance (in Shares) at Mar. 31, 2026	1,684,000	4,306,000	1,861,667